Consolidated Balance Sheets (unaudited) (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Exercise Price Per Share
Preferred Sock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Sock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Sock, Shares Issued	0	0	0
Preferred Sock, Shares Outstanding	0	0	0
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	700,000,000	700,000,000	250,000,000
Common Stock, shares issued	6,047,707	5,918,704	719,127
Common Stock, shares outstanding	6,047,707	5,918,704	719,127